Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis

The Company classifies the fair value of these foreign exchange derivative contracts in Level 2 because the inputs used in the valuation model are observable in active markets over the term of the respective contracts.

	Fair Value measurement at reporting date using
Description	As of March 31, 2017 (INR)	Quoted Prices in Active Markets for Identical Assets (Level 1) (INR)	Significant Other Observable Inputs (Level 2) (INR)	Significant Unobservable Inputs (Level 3) (INR)
Assets
Current assets
Available for sale securities	3,296,797	3,296,797	—	—
Foreign exchange derivative contracts	63,818	—	63,818	—
Noncurrent assets
Foreign exchange derivative contracts	61,120	—	61,120	—

Total assets	3,421,735	3,296,797	124,938	—

	Fair Value measurement at reporting date using
Description	As of March 31, 2018 (INR)	Quoted Prices in Active Markets for Identical Assets (Level 1) (INR)	Significant Other Observable Inputs (Level 2) (INR)	Significant Unobservable Inputs (Level 3) (INR)
Assets
Current assets
Available for sale securities	1,383,573	1,383,573	—	—
Foreign exchange derivative contracts	48,837	—	48,837	—

Total assets	1,432,410	1,383,573	48,837	—
US$	22,000	21,250	750	—

	Fair Value measurement at reporting date using
Description	As of March 31, 2018 (INR)	Quoted Prices in Active Markets for Identical Assets (Level 1) (INR)	Significant Other Observable Inputs (Level 2) (INR)	Significant Unobservable Inputs (Level 3) (INR)
Other Liabilities
Fair valuation of swaps and options	331,314	—	331,314	—

Total Liabilities	331,314	—	331,314	—
US$	5,089	—	5,089	—

Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans

The carrying value and fair value of the Company’s fixed rate project financing term loans is as follows:

	As of March 31,
	2017
	Carrying Value (INR)	Fair Value (INR)	US$
Fixed rate project financing loans:
Foreign currency loans	5,497,166	5,560,038	85,737

	As of March 31,
	2018
	Carrying Value (INR)	Fair Value (INR)	US$
Fixed rate project financing loans:
Foreign currency loans	35,804,793	36,938,371	567,323

Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity

The carrying value and fair value of the Company’s investment in Bank of Mauritius notes, classified as held-to-maturity is as follows:

	As of March 31,
	2017
	Carrying Value (INR)	Fair Value (INR)	US$
Non-current investments:
Fixed rate Bank of Mauritius notes	6,631	6,865	106

	As of March 31,
	2018
	Carrying Value (INR)	Fair Value (INR)	US$
Non-current investments:
Fixed rate Bank of Mauritius notes	7,041	7,088	109